Summary of Significant Accounting Policies - Schedule of Assets Measured at Fair Value on Non-recurring Basis (Details) - Fair Value, Nonrecurring ¥ in Thousands, $ in Thousands	12 Months Ended
	Feb. 28, 2022 CNY (¥)	Feb. 28, 2022 USD ($)	Feb. 29, 2020 CNY (¥)
Property and Equipment, Net
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Impairment Loss	¥ 7,871	$ 1,248	¥ 764
Operating Lease Right-of-Use Assets
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Impairment Loss			800
Intangible Assets, Net
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Total Impairment Loss	2,255	357	30,804
Goodwill
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fair Value As of Impairment Date			17,022
Total Impairment Loss	¥ 42,307	$ 6,707	¥ 114,612